Accumulated Other Comprehensive Income - Summary of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 21,061	$ 24,089	$ 23,033	$ 22,815
Foreign currency translation gain/(loss)	(3,526)	(114)	(4,972)	1,215
Actuarial gain/(loss), net of tax	239	15	(287)	(40)
Ending balance	17,774	23,990	17,774	23,990
Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	22,865	25,136	24,311	23,807
Foreign currency translation gain/(loss)	(3,526)	(114)	(4,972)	1,215
Ending balance	19,339	25,022	19,339	25,022
Defined Benefit Pension Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,804)	(1,047)	(1,278)	(992)
Actuarial gain/(loss), net of tax	239	15	(287)	(40)
Ending balance	$ (1,565)	$ (1,032)	$ (1,565)	$ (1,032)